FT Vest U.S. Equity Buffer & Digital Return ETF - October Annual Fund Operating Expenses - FT Vest U.S. Equity Buffer & Digital Return ETF - October - FT Vest U.S. Equity Buffer & Digital Return ETF - October
	Oct. 08, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.85%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.